Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Schedule of related party transactions
Related party transactions as of and for the year ended 31 December 2022 are as follows (in thousands):

	Purchased service / interest	Sold service	Receivables	Payables/ loans
Alvogen Lux Holdings S.à r.l. – Sister company (a)	5,415	—	—	64,588
Aztiq Fjárfestingar ehf. (a)	216	—	—	20
Aztiq Consulting ehf.	442	—	—	25
ATP Holdings ehf. (e)	1,254	—	765	81,254
Fasteignafélagið Sæmundur hf. - Sister company (e)	7,189	—	—	—
Fasteignafélagið Eyjólfur hf. - Sister company	—	196	—	—
Alvogen Iceland ehf. - Sister company	465	174	—	484
Alvogen ehf. - Sister company	—	68	1	—
Lotus Pharmaceuticals Co. Ltd. - Sister company (b)	—	3	2	7,440
Lotus International Pte. Ltd. - Sister company	—	4	3	—
Alvogen Emerging Markets - Sister company	98	—	—	—
Alvogen Korea co. Ltd - Sister company	—	1	—	—
Alvogen Inc. - Sister company	585	266	12	222
Alvotech & CCHN Biopharmaceutical Co., Ltd. (c)	—	—	758	—
Adalvo Limited – Sister company	1,218	106	—	349
Alvogen Malta Sh. Services - Sister company	603	—	7	—
Alvogen Spain SL - Sister Company	117	—	—	—
Norwich Clinical Services Ltd - Sister Company	301	—	—	31
Alvogen Pharma Pvt Ltd - Sister Company	1,159	—	—	—
Flóki Fasteignir ehf. (HRJÁF ehf.) - Sister company	1,516	—	—	8,876
L41 ehf.	26	—	—	—
Lambahagavegur 7 ehf. (d)	537	—	—	—

	21,141	818	1,548	163,289

(a)	The full amount of purchased service relates to interest expenses from long-term liabilities and the full amount of payables / loans are interest-bearing long-term liabilities (see Note 20).
(b)
Payables to Lotus Pharmaceuticals Co. Ltd. consists of the long-term liability as further described in Note 2. This long-term liability is presented as “Other long-term liability to related party” on the consolidated statements of financial position.

(c)
The amount receivable from Alvotech & CCHN Biopharmaceutical Co., Ltd. relates to amounts due for reference drugs used in research and development studies and certain consulting fees incurred by the Group.

(d)	Lambahagavegur is no longer a related party as it was sold during the year ended 31 December 2022.
(e)
Fasteignafélagið Sæmundur hf. was acquired as part of the Share Purchase Agreement, with ATP Holdings ehf., on 16 November 2022. The related party transactions reflect activity until the acquisition date. See Note 12 and Note 20 for further details.

Related party transactions as of and for the year ended 31 December 2021 are as follows (in thousands):

	Purchased service / interest	Sold service	Receivables	Payables/ loans
Alvogen Lux Holdings S.à r.l. – Sister company (a)	9,383	—	—	—
Aztiq Pharma Partners S.à r.l. – Sister company (a)	16,048	—	—	—
Alvogen Aztiq AB – Sister company (a)	297	—	—	43
Aztiq Fjárfestingar ehf. (a)	120	—	—	—
Aztiq Investment Advisory AB (a)	—	—	2	—
Fasteignafélagið Sæmundur hf. – Sister company	7,762	—	—	83,770
Alvogen Iceland ehf. – Sister company	454	2,308	109	14
Alvogen ehf. – Sister company	6	2	2	—
Alvogen UK – Sister company	299	—	17	—
Lotus Pharmaceuticals Co. Ltd. – Sister company (b)	—	312	295	7,440
Alvogen Emerging Markets – Sister company	238	—	—	16
Alvogen Korea co. Ltd – Sister company	—	9	—	—
Alvogen Inc. – Sister company	89	654	301	—
Alvotech & CCHN Biopharmaceutical Co., Ltd. (c)	—	—	320	—
Alvogen Malta Sh. Services – Sister company	1,216	151	—	283
Alvogen Malta (Outlicensing) Ltd – Sister company	1,045	279	65	229
Alvogen Spain SL – Sister Company	294	—	—	23
Norwich Clinical Services Ltd – Sister Company	41	—	—	17
Alvogen Pharma Pvt Ltd – Sister Company	491	—	—	13
HRJAF ehf – Sister company	1,415	—	—	9,794
L41 ehf.	29	—	—	—
Lambahagavegur 7 ehf.	713	—	—	12,661

	39,940	3,715	1,111	114,303

(a)	The full amount of purchased service relates to interest expenses from long-term liabilities and the full amount of payables / loans are interest-bearing long-term liabilities (see Note 20).
(b)
Payables to Lotus Pharmaceuticals Co. Ltd. consists of the long-term liability as further described in Note 2. This long-term liability is presented as “Other long-term liability to related party” on the consolidated statements of financial position.

(c)
The amount receivable from Alvotech
&
CCHN Biopharmaceutical Co., Ltd. relates to amounts due for reference drugs used in research and development studies and certain consulting fees incurred by the Group.

Related	party transactions for the year ended 31 December 2020 are as follows (in thousands):

	Purchased service / interest	Sold service
Alvogen Lux Holdings S.à r.l. – Sister company (a)	9,452	1,134
Aztiq Pharma Partners S.à r.l. – Sister company (a)	19,471	—
Fasteignafélagið Sæmundur hf. – Sister company	8,111	—
Alvogen Iceland ehf. – Sister company	2,268	1,310
Alvogen ehf. – Sister company	40	—
Alvogen UK – Sister company	1,153	—
Lotus Pharmaceuticals Co. Ltd. – Sister company (b)	3,060	—
Alvogen Emerging Markets – Sister company	68	—
Alvogen Inc. – Sister company	67	—
Alvogen PB R&D LLC	—	7
Alvogen Malta Operations Ltd – Sister company	239	—
Alvogen Malta Group Services – Sister company	478	—
Alvogen Malta Sh. Services – Sister company	101	—
Alvogen Malta LTD – Sister company	—	4
Alvogen Malta (Outlicensing) Ltd – Sister company	142	185
Alvogen Spain SL – Sister Company	132	—
Norwich Clinical Services Ltd – Sister Company	92	—
Alvogen Pharma Pvt Ltd – Sister Company	218	—
HRJAF ehf – Sister company	1,083	—

	46,175	2,640

(a)	The full amount of purchased service relates to interest expenses from long-term liabilities and the full amount of payables / loans are interest-bearing long-term liabilities (see Note 20).
(b)
Payables to Lotus Pharmaceuticals Co. Ltd. consists of the long-term liability as further described in Note 2. This long-term liability is presented as “Other long-term liability to related party” on the consolidated statements of financial position.

Schedule of information about Board of Directors remuneration	The Board of Directors’ remuneration is shown in the table below.

Board of Directors’ fee for the year and shares at year end (board fees in thousands and shares in whole amounts).	2022
	Board fees	Pension contribution	Shares at year-end**

Robert Wessman, Chairman of the board	740	—	—
Richard Davi e s, Vice-Chairman	68	—	1,133,131
Ann Merchant, Board Member (from 16.6.2022)	43	—
Árni Harðarson, Board Member (from 16.6.2022)*	—	—	—
Faysal Kalmoua, Board Member*	—	—	—
Linda McGoldrick, Board Member (from 16.6.2022)	38	—	—
Lisa Graver, Board Member (from 16.6.2022)	38	—	—
Tomas Ekman, Board Member*	—	—	—
Hirofumi Imai, Board member (until 16.6.2022)	—	—	—

	927	—	1,133,131

*	Waived their board compensation (both cash and equity).
**	Direct share ownership

	2022
Key employees	Salaries and benefits	Pension contribution	Termination benefits	Other long- term benefits
Mark Levick CEO	892	162	1,157	—
Other Executive Team Members (9)	5,400	446	820	5,015

	6,292	608	1,977	5,015

Board of Directors’ fee for the year and shares at year end (board fees in thousands and shares in whole amounts).	2021
	Board fees	Pension contribution	Shares at year-end**
Robert Wessman, Chairman of the board	—	—	—
Richard Davi e s, Vice-Chairman	—	—	893,060
Faysal Kalmoua, Board Member*	—	—	—
Tomas Ekman, Board Member*	—	—	—
Hirofumi Imai, Board member	—	—	—
Tanya Zharov (from 23.8.2021)*	—	—	—

	—	—	893,060

*	Waived their board compensation (both cash and equity).
**	Direct share ownership

	2021
Key employees	Salaries and benefits	Pension contribution	Termination benefits	Other long- term benefits
Mark Levick CEO	877	159	—	—
Other Executive Team Members (9)	4,531	333	—	985

	5,408	492	—	985